Cover Page	Nov. 15, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	000-56367
Entity Registrant Name	MEREDITH HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	IA
Entity Tax Identification Number	87-1182640
Entity Address, Address Line One	1716 Locust Street,
Entity Address, City or Town	Des Moines,
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309-3023
City Area Code	(515)
Local Phone Number	284-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001880863
Amendment Flag	false
Document Period End Date	Nov. 15, 2021